Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of assets measured at fair value on a recurring basis
The following tables present the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2012 and March 31, 2013:

			Fair Value Measurements as of December 31, 2012 Using
Description	Carrying Value	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash equivalents	$27,854	$27,854	$27,854	$—	$—
Corporate debt securities	30,181	30,181	—	30,181	—
Government and agency securities	5,314	5,314	—	5,314	—
Commercial paper	9,293	9,293	—	9,293	—
Certificates of deposit	1,552	1,552	—	1,552	—
Municipal bonds	511	511	—	511	—
Total	$74,705	$74,705	$27,854	$46,851	$—

			Fair Value Measurements as of March 31, 2013 Using
Description	Carrying Value	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Cash equivalents	$43,800	$43,800	$43,800	$—	$—
Corporate debt securities	31,412	31,412	—	31,412	—
Government and agency securities	5,188	5,188	—	5,188	—
Commercial paper	8,291	8,291	—	8,291	—
Municipal bonds	1,062	1,062	—	1,062	—
Total	$89,753	$89,753	$43,800	$45,953	$—

Schedule of fair value of debt excluding capital leases
The following table presents the fair value of the Company’s debt, excluding capital leases, as of December 31, 2012 and March 31, 2013:

	As of December 31, 2012		As of March 31, 2013
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
	(in thousands)
ITC^DeltaCom senior notes	$307,994	$306,915	$306,905	$306,915
EarthLink senior notes	291,182	315,000	291,437	304,500
Total debt, excluding capital leases	$599,176	$621,915	$598,342	$611,415